Earnings per Ordinary Share	12 Months Ended
Dec. 31, 2022
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Earnings per Ordinary Share
12. Earnings per Ordinary Share
The computation of basic and diluted earnings per Ordinary Share is set out below:

	2022	2021	2020
	$m	$m	$m
Numerator computations
Group profit for the financial year	3,874	2,621	1,165
Profit attributable to non-controlling interests	(27)	(56)	(43)
Profit attributable to equity holders of the Company	3,847	2,565	1,122
Preference dividends	-	-	-
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share	3,847	2,565	1,122
Profit after tax for the financial year from discontinued operations - attributable to equity holders of the Company	1,190	179	156
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations	2,657	2,386	966

Denominator computations
Weighted average number of Ordinary Shares (millions) outstanding for the year (i)	758.3	780.2	785.1
Effect of dilutive potential Ordinary Shares (employee share awards) (millions) (i) (ii)	5.8	6.6	6.0
Denominator for diluted earnings per Ordinary Share	764.1	786.8	791.1

Basic earnings per Ordinary Share	$5.07	$3.29	$1.43
Diluted earnings per Ordinary Share	$5.03	$3.26	$1.42

Basic earnings per Ordinary Share from continuing operations	$3.50	$3.06	$1.23
Diluted earnings per Ordinary Share from continuing operations	$3.48	$3.03	$1.22

(i)The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 29.
(ii)Ordinary shares, that would only be issued contingent on certain conditions (totalling 4,209,404 at 31 December 2022, 3,630,633 at 31 December 2021 and 4,053,377 at 31 December 2020) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.